Summary of Significant Accounting Policies (Details) - Schedule of Subsidiary	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Versus Systems (Holdco) Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	United States of America
Proportion of Ownership Interest	81.90%	81.90%
Principal Activity	Holding Company
Versus LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	United States of America
Proportion of Ownership Interest	81.90%	81.90%
Principal Activity	Technology Company
Xcite Interactive, Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	United States of America
Proportion of Ownership Interest	100.00%	100.00%
Principal Activity	Technology Company